Emerald Medical Applications Corp. - Statements of Cash Flows	9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Cash flows from operating activities:
Net loss	(7,675,156)	0	(173,870)	(51,400)
Depreciation expenses	$ 4,132	$ 0	$ 0	$ 0
Amortization of debt discount	9,555	0	125,000	0
Change in fair value of derivative liabilities	(367)	0	0	0
Extinghuishment of derivative	(20,165)	0	0	0
Shares issued for services	617,900	0	0	0
Fair value of services provided by related party	0	0	0	36,000
Loss (gain) on debt settlement	678,027	0	0	0
Expenses paid by related party	0	0	21,625	0
Principal payments on debt	$ 0	$ 0	$ 0	$ 0
Imputed interest	0	0	17,490	0
Adjustments to reconcile net loss to cash used in operating activities:
Increase (decrease) in accrued liabilities	$ 0	$ 0	$ 3,255	$ 9,450
Increase (decrease) in accounts payable	131,553	0	7,500	0
Increase (decrease) in related parties payable	$ 11,607	$ 0	$ 0	$ 0
Increase (decrease) in employees payable	48,506	0	0	0
Increase (decrease) in amounts due from related party	18,999	0	0	0
Increase in other receivables	$ (5,094)	$ 0	$ 0	$ 0
Increase in accrued interest	5,431	0	0	0
Cash flows used by operating activities	$ (6,175,072)	$ 0	$ 1,000	$ (5,950)
Cash flows from investing activities:
Purchase of property and equipment	(26,002)	0	0	0
Effect of reverse merger	467,380	0	0	0
Cash used in investing activities	$ 441,378	$ 0	$ 0	$ 0
Cash flows from financing activities:
Advances from related parties	$ 0	$ 0	$ 0	$ 5,950
Issuance of short-term debt	572,071	0	0	0
Proceed from sale of common stock	$ 280,000	$ 0	$ 0	$ 0
Cash generated by financing activities	$ 852,071	$ 0	$ 0	$ 5,950
Foreign currency adjustment	(28,847)	0	0	0
Change in cash	$ 432,618	$ 0	$ 1,000	$ 0
Cash - beginning of period	14,411	0	0	0
Cash - end of period	447,029	0	0	0
Supplemental cash flow disclosure:
4,125,000 shares of common stock issued upon debt conversion	0	0	125,000	0
BCF of debt discount on convertible notes	0	0	0	0
Related party advances converted to convertible note payable	0	0	40,000	0
Related party debt transferred to unrelated party	0	0	120,979	0